Debt (Schedule Of Debt) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term Debt	$ 30,402,392,000	$ 6,236,892,000
Fair value adjustments	1,300,000,000
Total outstanding indebtedness, excluding fair value adjustments	29,115,534,000
Undrawn amount, available for drawdown under the facility	5,800,000,000
Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	15,982,990,000	523,124,000
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	13,355,360,000	5,649,488,000
Total outstanding indebtedness, excluding fair value adjustments	13,100,000,000
Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	1,064,042,000	64,280,000
ILFC Legacy Notes [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	11,230,020,000
Debt, weighted average interest rate	6.67%
AerCap Aviation Notes [Member]
Debt Instrument [Line Items]
Long-term Debt	30,402,000,000	6,237,000,000
AerCap Aviation Notes [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	300,000,000	300,000,000
Debt, weighted average interest rate	6.38%
Debt, Maturity	2017
AerCap Trust & AerCap Ireland Capital [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	3,400,000,000
Debt, weighted average interest rate	4.17%
DBS Revolving Credit Facility [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt		150,000,000
Debt, Maturity	2018
Citi Revolving Credit Facility [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt, Maturity	2018
AIG Revolving Credit Facility [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt, Maturity	2019
Other Unsecured Debt [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	53,101,000	73,124,000
Debt, weighted average interest rate	5.50%
Debt, Maturity	2022
Unsecured Debt, Fair Value Adjustment [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	999,869,000
Export Credit Facilities [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	2,691,316,000	1,594,137,000
Debt, weighted average interest rate	2.22%
Export Credit Facilities [Member] | Secured Debt, Not Guaranteed By Company [Member]
Debt Instrument [Line Items]
Long-term Debt	42,000,000
Senior Secured Notes [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	2,550,000,000
Debt, weighted average interest rate	6.94%
Institutional Secured Term Loans [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	3,355,263,000
Debt, weighted average interest rate	3.34%
ALS II Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	325,920,000	450,045,000
Debt, weighted average interest rate	2.01%
Debt, Maturity	2038
GFL Securitization Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt		533,064,000
Debt, Maturity	2014
AerFunding Revolving Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	887,385,000	967,094,000
Debt, weighted average interest rate	2.41%
Debt, Maturity	2019
Undrawn amount, available for drawdown under the facility	1,270,000,000
AeroTurbine Revolving Credit Agreement [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	302,142,000
Debt, weighted average interest rate	2.67%
Debt, Maturity	2019
Other Secured Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	2,781,801,000	2,145,687,000
Debt, weighted average interest rate	3.44%
Debt, Maturity	2026
Other Secured Debt [Member] | Secured Debt, Not Guaranteed By Company [Member]
Debt Instrument [Line Items]
Long-term Debt	337,900,000
Boeing 737 800 Pre-delivery Payment Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	174,306,000	47,458,000
Debt, weighted average interest rate	2.98%
Debt, Maturity	2015
Secured Debt Fair Value Adjustment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	287,227,000	(87,997,000)
ECAPs Subordinated Debt [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	1,000,000,000
Debt, weighted average interest rate	5.12%
Debt, Maturity	2065
Subordinated Debt Joint Ventures Partners [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	64,280,000	64,280,000
Debt, weighted average interest rate	1.96%
Debt, Maturity	2022
Subordinated Debt Fair Value Adjustment [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	$ (238,000)
Minimum [Member] | ILFC Legacy Notes [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt, Maturity	2015
Minimum [Member] | AerCap Trust & AerCap Ireland Capital [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt, Maturity	2017
Minimum [Member] | Export Credit Facilities [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt, Maturity	2015
Minimum [Member] | Senior Secured Notes [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt, Maturity	2016
Minimum [Member] | Institutional Secured Term Loans [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt, Maturity	2017
Maximum [Member] | ILFC Legacy Notes [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt, Maturity	2022
Maximum [Member] | AerCap Trust & AerCap Ireland Capital [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt, Maturity	2021
Maximum [Member] | Export Credit Facilities [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt, Maturity	2025
Maximum [Member] | Senior Secured Notes [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt, Maturity	2018
Maximum [Member] | Institutional Secured Term Loans [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt, Maturity	2021